PRINCIPAL ACCOUNTING POLICIES - Earnings per share, treasury stock and segment reporting (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Nov. 30, 2015	Dec. 31, 2014 CNY (¥) shares	Apr. 03, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)
Treasury stock disclosures
Approved repurchase plan | $									$ 600,000,000		$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Conversion of convertible senior notes		$ 18,366,377	¥ 118,973,720		¥ 400,610,842
Treasury stock, shares		3,577,357		3,323,262		3,577,357		3,323,262		3,777,087
Treasury stock at cost		$ 366,316,863		$ 259,000,000		¥ 2,372,927,372		¥ 1,605,630,913		$ 256,000,000
Segment reporting disclosures
Number of reportable segments | item		1	1
2012 Convertible Senior Notes
Treasury stock disclosures
Conversion of convertible senior notes | $	$ 45,500,000	$ 16,500,000		$ 61,600,000
Stock issued to bond holders	588,219	244,466	244,466	846,131	846,131
Treasury stock, shares		3,323,262				3,323,262
ADS
Treasury stock disclosures
Ratio of ADSs to ordinary shares		8				8	4